Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Comprehensive Income - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Net revenues	¥ 202,340	¥ 230,238	¥ 307,343
Net income/(loss)	¥ (37,015)	¥ 8,154	¥ 11,182